Employee Benefit Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation And Employee Benefit [Line Items]
Defined Contribution Plan, Cost Recognized	$ 93	$ 90